Accumulated Other Comprehensive (Loss) Income	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income

15. Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of taxes, as of and for the three months ended March 31, 2012.

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2012	$(194)	$—	$(194)
Change associated with foreign currency translation	194	—	194
Change associated with current period hedging	—	1,433	1,433
Reclassification into earnings	—	425	425

Balance at March 31, 2012	$—	$1,858	$1,858

21. Accumulated Other Comprehensive (Loss) Income

The following is a summary of the accumulated other comprehensive (loss) income balances, net of taxes for the Sucessor period from November 2, 2011 to December 31, 2011 and, net of taxes and noncontrolling interest, for the Predecessor period from January 1, 2011 to November 1, 2011.

	Foreign Currency Translation Adjustment	Discontinued Cash Flow Hedge	Accumulated Other Comprehensive Income
Balance at January 1, 2011 (Predecessor)	$34	$(2,603)	$(2,569)
Change associated with foreign currency translation	80	—	80
Reclassification into earnings	—	2,173	2,173

Balance at November 1, 2011 (Predecessor)	114	(430)	(316)
Elimination of Predecessor accumulated other comprehensive (loss) income	(114)	430	316
Change associated with foreign currency translation	(194)	—	(194)

Balance at December 31, 2011 (Successor)	$(194)	$—	$(194)